Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38203
Entity Registrant Name	Mynd.ai, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Maples Corporate Services Limited
Entity Address, Address Line Two	PO Box 309
Entity Address, Address Line Three	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Title of 12(b) Security	American depositary shares, each representing 10 ordinary shares par value US$0.001 per share*
Trading Symbol	MYND
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding | shares	456,477,820
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001708441
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	701 5th Avenue
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
Contact Personnel Name	Arthur Giterman
City Area Code	888
Local Phone Number	652-2848
Contact Personnel Email Address	Arthur.Giterman@prometheanworld.com